Annual Total Returns[BarChart] - INVESCO Income Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.54%	11.83%	6.53%	8.44%	(1.08%)	9.15%	7.99%	(4.44%)	15.09%	2.33%